DISCONTINUED OPERATIONS (Details Narrative) (USD $)	Nov. 14, 2012	Sep. 30, 2012	Dec. 31, 2011	Aug. 31, 2011
Discontinued Operations Details Narrative
Percentage of minority ownership with Empire in Capital Hoedown, Inc.				33.33%
Percentage of ownership of Capital Hoedown sold				66.67%
Proceeds from sale of Capital Hoedown				$ 500,000
Notes receivable, net	$ 200,000	$ 500,000